ORGANIZATION - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION
Net cash provided by (used in) operating activities	¥ (310,202,975)	$ (42,497,633)	¥ 1,026,026,460	¥ (567,385,052)
Net cash provided by (used in) investing activities	(1,249,883,453)	(171,233,331)	2,124,698,277	1,959,528,803
Net cash used in financing activities	(127,380,762)	(17,451,093)	(1,193,778,999)	(2,990,208,748)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,989,811)	(1,779,597)	48,897,458	270,267,366
Consolidated VIE
ORGANIZATION
Net cash provided by (used in) operating activities	262,041,036	35,899,475	969,040,392	(599,053,407)
Net cash provided by (used in) investing activities	(1,858,078,689)	(254,555,737)	1,369,020,741	1,084,633,210
Net cash used in financing activities	(39,071,500)	(5,352,774)	(949,602,067)	(1,020,359,284)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 0	$ 0	¥ 0	¥ 175,763